Note 10 – Commitments and Contingencies (Details Narrative) - USD ($)	Dec. 31, 2021	Apr. 14, 2021	Dec. 31, 2020
Cardio Diagnostics [Member]
Deposits Assets, Current	$ 250,000	$ 250,000